Subsequent Events - Additional Information (Details)					12 Months Ended
	Mar. 18, 2022 USD ($) shares	Mar. 10, 2022 USD ($) $ / shares	Aug. 20, 2020 USD ($)	Mar. 12, 2020 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)
Subsequent Event [Line Items]
Net proceeds from offering					$ 9,297	£ 7,211
Issuance of shares, Shares | shares				114,726
American Depository Shares
Subsequent Event [Line Items]
Net proceeds from offering			$ 161,800,000
Subsequent Events | American Depository Shares | Lincoln Park Capital Fund, LLC
Subsequent Event [Line Items]
Sale of stock period	36 months
Issuance of shares, Shares | shares	954,208
Subsequent Events | American Depository Shares | Lincoln Park Capital Fund, LLC | Maximum
Subsequent Event [Line Items]
Stock issued during period, value	$ 35,000,000.0
Subsequent Events | American Depository Shares | Syncona Portfolio Limited
Subsequent Event [Line Items]
Stock issued during period, value		$ 26,100,000
Price per ADS | $ / shares		$ 1.05
Net proceeds from offering		$ 24,200,000